Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 68,465,342	$ 64,498,442
Trade and other receivables	4,217,101	2,888,496
Other current assets	118,246	134,301
Claims receivable	314,217
Inventories	2,447,703	2,346,723
Advances and prepayments	749,681	1,089,539
Restricted cash	1,589,768	3,002,490
Assets held for sale		64,906,448
Fair value of derivatives	30,381
Total current assets	77,932,439	138,866,439
Non current assets
Advances for vessels under construction	2,988,903
Operating lease right-of-use assets	473,132
Vessels, net	835,152,403	884,748,691
Other receivables	286,915	108,930
Restricted cash	12,065,222	11,930,059
Investments in joint ventures	25,250,173
Fair value of derivatives	39,744	1,068,369
Total non current assets	876,256,492	897,856,049
Total assets	954,188,931	1,036,722,488
Current liabilities
Payable to related parties	7,043,121	7,930,642
Trade accounts payable	9,032,690	10,349,358
Accrued liabilities	6,002,079	6,879,488
Operating lease liabilities	473,132
Customer deposits	968,000	1,336,000
Deferred income	2,843,994	5,191,654
Fair value of derivatives	37,567
Current portion of long-term debt	40,735,556	41,726,837
Current portion of long-term debt associated with vessels held for sale		30,076,356
Total current liabilities	67,136,139	103,490,335
Non current liabilities
Fair value of derivatives	2,618,250	465,389
Long-term debt	325,247,902	371,514,253
Total non current liabilities	327,866,152	371,979,642
Total liabilities	395,002,291	475,469,977
Commitments and contingencies
Stockholders' equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 44,549,729 shares issued and 40,125,184 shares outstanding at December 31, 2018 and 44,549,729 shares issued and 39,584,274 shares outstanding at December 31, 2019 with a par value of $0.01 per share	445,496	445,496
Treasury stock, 4,424,545 shares at December 31, 2018 and 4,965,455 at December 31, 2019 with a par value of $0.01 per share	(24,361,145)	(22,523,528)
Additional paid-in capital	502,419,122	501,807,478
Retained earnings	82,942,210	80,849,086
Accumulated other comprehensive income/(loss)	(2,259,043)	673,979
Total stockholders' equity	559,186,640	561,252,511
Total liabilities and stockholders' equity	$ 954,188,931	$ 1,036,722,488